GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 28.5%
Aerospace & Defense – 0.5%
472	Dassault Aviation SA	$ 103,920
25,495	General Dynamics Corp.	7,202,082
7,882	Hexcel Corp.	574,204
5,046	Huntington Ingalls Industries, Inc.	1,470,758
10,769	L3Harris Technologies, Inc.	2,294,874
25,704	Leonardo SpA	645,778
1,123	Rheinmetall AG	631,599
64,764	RTX Corp.	6,316,433
8,070	Textron, Inc.	774,155
2,230	TransDigm Group, Inc.	2,746,468

		22,760,271

Air Freight & Logistics – 0.2%
29,510	CH Robinson Worldwide, Inc.	2,246,892
93,073	Deutsche Post AG	4,011,203
8,172	Expeditors International of Washington, Inc.	993,470
7,135	FedEx Corp.	2,067,295
31,116	International Distributions Services PLC*	90,053
1,800	NIPPON EXPRESS HOLDINGS, Inc.	91,881
1,500	SG Holdings Co. Ltd.	18,996
3,802	Yamato Holdings Co. Ltd.	54,720

		9,574,510

Automobile Components – 0.1%
3,400	Aisin Corp.	138,933
8,585	Aptiv PLC*	683,795
16,437	BorgWarner, Inc.	571,021
2,200	Bridgestone Corp.	97,503
6,561	Continental AG	473,605
4,200	JTEKT Corp.	39,724
4,100	Koito Manufacturing Co. Ltd.	55,267
4,200	NHK Spring Co. Ltd.	41,730
500	Nifco, Inc.	12,581
1,200	Niterra Co. Ltd.	39,840
8,100	Sumitomo Electric Industries Ltd.	125,512
4,600	Sumitomo Rubber Industries Ltd.	56,708
5,200	Toyo Tire Corp.	98,262
2,400	Toyoda Gosei Co. Ltd.	52,934
4,100	Toyota Boshoku Corp.	69,867
2,200	Yokohama Rubber Co. Ltd.	59,340

		2,616,622

Automobiles – 0.2%
11,513	Bayerische Motoren Werke AG	1,328,356
84,138	Ford Motor Co.	1,117,353
12,700	Mazda Motor Corp.	147,188
27,751	Mercedes-Benz Group AG	2,210,004
32,600	Mitsubishi Motors Corp.	107,200
87,088	Stellantis NV	2,474,085
10,400	Subaru Corp.	235,537

		7,619,723

Shares	Description	Value

Common Stocks – (continued)
Banks – 1.2%
171,900	Banca Monte dei Paschi di Siena SpA*	$ 779,618
317,223	Banco de Sabadell SA	499,048
401,191	Banco Santander SA	1,959,589
288,642	Bank of America Corp.	10,945,305
270	Bank of Georgia Group PLC	17,209
20,988	Bankinter SA	153,779
996	BAWAG Group AG(a)	63,038
233,760	BPER Banca	1,105,309
29,130	Citigroup, Inc.	1,842,181
17,736	Citizens Financial Group, Inc.	643,639
12,731	Comerica, Inc.	700,078
94,800	Credit Agricole SA	1,414,219
27,188	Fifth Third Bancorp	1,011,665
18,816	FinecoBank Banca Fineco SpA	281,803
74,386	HSBC Holdings PLC	581,462
45,541	Huntington Bancshares, Inc.	635,297
76,416	JPMorgan Chase & Co.	15,306,125
4,103	KBC Group NV	307,611
34,818	KeyCorp	550,473
4,794	M&T Bank Corp.	697,239
143,200	Mitsubishi UFJ Financial Group, Inc.	1,456,930
28,443	Mizuho Financial Group, Inc.	562,469
173,714	Nordea Bank Abp	1,963,782
14,797	PNC Financial Services Group, Inc.	2,391,195
4,899	Raiffeisen Bank International AG	97,509
44,860	Regions Financial Corp.	943,854
6,200	Seven Bank Ltd.	12,024
15,000	Sumitomo Mitsui Financial Group, Inc.	877,091
21,500	Sumitomo Mitsui Trust Holdings, Inc.	463,252
280	TBC Bank Group PLC	11,362
44,675	Wells Fargo & Co.	2,589,363
14,955	Zions Bancorp NA	649,047

		51,512,565

Beverages – 0.5%
16,136	Anheuser-Busch InBev SA	982,263
6,198	Asahi Group Holdings Ltd.	227,590
2,730	Britvic PLC	28,275
4,993	C&C Group PLC	10,323
2,900	Coca-Cola Bottlers Japan Holdings, Inc.	42,772
124,413	Coca-Cola Co.	7,611,587
18,434	Coca-Cola HBC AG	582,519
1,897	Heineken Holding NV	153,095
3,642	Heineken NV	351,116

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
1,400	Ito En Ltd.	$ 34,243
75,875	Keurig Dr Pepper, Inc.	2,327,086
10,749	Molson Coors Beverage Co. Class B	722,870
7,332	Monster Beverage Corp.*	434,641
44,393	PepsiCo, Inc.	7,769,219
2,900	Pernod Ricard SA	469,464
600	Sapporo Holdings Ltd.	23,929

		21,770,992

Biotechnology – 0.3%
19,822	AbbVie, Inc.	3,609,586
5,580	Biogen, Inc.*	1,203,216
1,380	Genus PLC	30,696
20,912	Gilead Sciences, Inc.	1,531,804
9,973	Incyte Corp.*	568,162
4,454	Moderna, Inc.*	474,618
1,676	Regeneron Pharmaceuticals, Inc.*	1,613,133
5,482	Vertex Pharmaceuticals, Inc.*	2,291,531

		11,322,746

Broadline Retail – 0.8%
190,687	Amazon.com, Inc.*	34,396,121
19,585	B&M European Value Retail SA	135,016
22,203	eBay, Inc.	1,171,874
4,518	J Front Retailing Co. Ltd.	50,189
5,948	Next PLC	693,325
2,300	Pan Pacific International Holdings Corp.	60,954
35,000	Rakuten Group, Inc.*	198,664
2,300	Ryohin Keikaku Co. Ltd.	37,640
3,100	Takashimaya Co. Ltd.	49,497

		36,793,280

Building Products – 0.2%
8,811	A O Smith Corp.	788,232
1,922	Allegion PLC	258,913
5,987	Builders FirstSource, Inc.*	1,248,589
68,856	Carrier Global Corp.	4,002,599
11,213	Cie de Saint-Gobain SA	870,282
900	Daikin Industries Ltd.	122,886
2,222	Genuit Group PLC	12,343
15,115	Johnson Controls International PLC	987,312
1,898	Kingspan Group PLC	172,863
11,910	Masco Corp.	939,461
2,800	Sanwa Holdings Corp.	48,957
1,200	TOTO Ltd.	33,642
2,940	Volution Group PLC	16,087

		9,502,166

Capital Markets – 0.9%
30,659	3i Group PLC	1,087,089
5,681	AJ Bell PLC	21,683

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
3,294	Ameriprise Financial, Inc.	$ 1,444,221
1,669	Amundi SA(a)	114,638
25,822	Azimut Holding SpA	701,980
19,065	Bank of New York Mellon Corp.	1,098,525
4,369	BlackRock, Inc.	3,642,435
29,615	Blackstone, Inc.	3,890,523
2,453	Bridgepoint Group PLC(a)	8,028
1,522	Cboe Global Markets, Inc.	279,637
9,585	Charles Schwab Corp.	693,379
13,927	CME Group, Inc.	2,998,344
95,584	Deutsche Bank AG	1,505,471
2,363	Deutsche Boerse AG	483,918
619	FactSet Research Systems, Inc.	281,267
23,370	Franklin Resources, Inc.	656,931
9,276	Hargreaves Lansdown PLC	86,091
27,743	IG Group Holdings PLC	255,976
22,354	Intercontinental Exchange, Inc.	3,072,110
4,949	Intermediate Capital Group PLC	128,186
25,324	Invesco Ltd.	420,125
20,408	Investec PLC	136,820
2,000	Japan Exchange Group, Inc.	54,171
16,393	Jupiter Fund Management PLC	18,321
34,712	Man Group PLC	117,153
1,071	MarketAxess Holdings, Inc.	234,817
1,316	Moody’s Corp.	517,228
22,228	Morgan Stanley	2,092,989
3,800	MSCI, Inc.	2,129,710
8,773	Northern Trust Corp.	780,095
15,889	Quilter PLC(a)	21,498
8,917	Raymond James Financial, Inc.	1,145,121
11,535	S&P Global, Inc.	4,907,566
5,400	SBI Holdings, Inc.	141,643
19,710	Schroders PLC	93,639
30,158	St. James’s Place PLC	176,927
11,113	State Street Corp.	859,257
23,652	T Rowe Price Group, Inc.	2,883,652
13,996	TP ICAP Group PLC	39,786

		39,220,950

Chemicals – 0.5%
10,401	Air Products & Chemicals, Inc.	2,522,623
2,531	Akzo Nobel NV	189,110
2,930	Arkema SA	308,470
18,100	Asahi Kasei Corp.	132,732
15,826	BASF SE	904,359
4,323	Celanese Corp.	742,951
11,593	CF Industries Holdings, Inc.	964,654
11,371	Covestro AG*(a)	621,993
2,847	Croda International PLC	176,159
21,734	Dow, Inc.	1,259,051
10,545	DuPont de Nemours, Inc.	808,485
1,998	Ecolab, Inc.	461,338
34,087	Evonik Industries AG	674,247
3,399	International Flavors & Fragrances, Inc.	292,280

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
7,041	Johnson Matthey PLC	$ 159,115
12,044	K&S AG	187,961
4,500	Kansai Paint Co. Ltd.	64,454
7,100	Kuraray Co. Ltd.	76,051
8,538	Lanxess AG	228,525
11,569	LyondellBasell Industries NV Class A	1,183,277
23,700	Mitsubishi Chemical Group Corp.	144,434
1,000	Mitsui Chemicals, Inc.	29,336
27,613	Mosaic Co.	896,318
3,800	Nippon Paint Holdings Co. Ltd.	27,349
600	Nitto Denko Corp.	54,865
22,436	PPG Industries, Inc.	3,250,976
5,300	Resonac Holdings Corp.	123,464
13,791	Sherwin-Williams Co.	4,790,028
400	Sumitomo Bakelite Co. Ltd.	12,054
15,500	Sumitomo Chemical Co. Ltd.	33,584
3,234	Syensqo SA*	306,439
5,800	Tokai Carbon Co. Ltd.	38,434
17,200	Toray Industries, Inc.	82,592
6,000	UBE Corp.	106,887

		21,854,595

Commerical Services & Supplies – 0.1%
653	Cintas Corp.	448,630
2,884	Elis SA	65,549
27,034	Mitie Group PLC	35,827
5,400	Park24 Co. Ltd.*	63,768
12,211	Republic Services, Inc.	2,337,674
5,637	Rollins, Inc.	260,824
26,718	Serco Group PLC	63,971
1,998	SPIE SA	75,106
3,600	TOPPAN Holdings, Inc.	90,241
13,178	Waste Management, Inc.	2,808,891

		6,250,481

Communications Equipment – 0.2%
11,387	Arista Networks, Inc.*	3,302,002
71,227	Cisco Systems, Inc.	3,554,939
4,027	F5, Inc.*	763,479
260,000	Nokia OYJ	922,505
13,530	Spirent Communications PLC	34,229

		8,577,154

Construction & Engineering – 0.1%
496	Ackermans & van Haaren NV	86,717
17,410	ACS Actividades de Construccion y Servicios SA	729,103
11,194	Balfour Beatty PLC	53,999
8,364	Bouygues SA	341,459
1,800	COMSYS Holdings Corp.	42,182
3,168	Eiffage SA	359,543
2,386	HOCHTIEF AG	277,260
8,100	JGC Holdings Corp.	79,420

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
2,200	Taisei Corp.	$ 80,188
28,081	Vinci SA	3,603,595

		5,653,466

Construction Materials – 0.0%
13,317	Breedon Group PLC	64,487
6,236	Heidelberg Materials AG	686,467
7,506	Marshalls PLC	25,990

		776,944

Consumer Finance – 0.2%
30,451	American Express Co.	6,933,388
3,200	Credit Saison Co. Ltd.	66,006
25,200	Synchrony Financial	1,086,624

		8,086,018

Consumer Staples Distribution & Retail – 0.6%
30,407	Carrefour SA	521,611
1,700	Cosmos Pharmaceutical Corp.	161,207
13,744	Costco Wholesale Corp.	10,069,267
2,373	Dollar General Corp.	370,330
14,596	Dollar Tree, Inc.*	1,943,457
25,507	HelloFresh SE*	181,937
154,048	J Sainsbury PLC	525,987
10,821	Jeronimo Martins SGPS SA	214,692
11,954	Kesko OYJ Class B	223,468
36,506	Koninklijke Ahold Delhaize NV	1,092,324
17,937	Kroger Co.	1,024,741
95,803	Marks & Spencer Group PLC	320,832
16,300	MatsukiyoCocokara & Co.	261,727
22,116	Seven & i Holdings Co. Ltd.	322,360
800	Sugi Holdings Co. Ltd.	13,662
2,100	Sundrug Co. Ltd.	65,195
15,098	Sysco Corp.	1,225,656
21,812	Target Corp.	3,865,305
202,324	Tesco PLC	757,799
300	Tsuruha Holdings, Inc.	21,408
22,305	Walmart, Inc.	1,342,092
3,900	Welcia Holdings Co. Ltd.	66,316

		24,591,373

Containers & Packaging – 0.1%
1,184	Avery Dennison Corp.	264,328
13,381	Ball Corp.	901,344
33,346	DS Smith PLC	166,801
3,782	Huhtamaki OYJ	158,434
1,451	Packaging Corp. of America	275,371
10,396	Smurfit Kappa Group PLC	474,472
619	Vidrala SA	64,264

		2,305,014

Distributors – 0.0%
8,843	Inchcape PLC	80,961
12,085	LKQ Corp.	645,460
1,000	PALTAC Corp.	26,588
642	Pool Corp.	259,047

		1,012,056

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified REITs – 0.0%
19,230	Balanced Commercial Property Trust Ltd.	$ 19,757
1,754	Covivio SA	90,408

		110,165

Diversified Telecommunication Services – 0.3%
111,197	AT&T, Inc.	1,957,067
300,940	BT Group PLC	416,489
73,259	Deutsche Telekom AG	1,778,324
1,870	Elisa OYJ	83,371
4,300	Internet Initiative Japan, Inc.	80,292
275,256	Koninklijke KPN NV	1,029,569
179,500	Nippon Telegraph & Telephone Corp.	213,803
56,305	Orange SA	662,148
131,333	Telefonica SA	579,999
170,047	Verizon Communications, Inc.	7,135,172

		13,936,234

Electric Utilities – 0.3%
22,897	Alliant Energy Corp.	1,154,009
7,100	Chugoku Electric Power Co., Inc.	53,529
314,493	Enel SpA	2,076,124
39,786	Fortum OYJ	491,205
9,000	Kansai Electric Power Co., Inc.	128,419
5,600	Kyushu Electric Power Co., Inc.	50,291
63,539	NextEra Energy, Inc.	4,060,777
42,355	Southern Co.	3,038,548
57,798	SSE PLC	1,204,972
3,127	Verbund AG	228,459

		12,486,333

Electrical Equipment – 0.4%
2,054	DiscoverIE Group PLC	19,574
12,159	Eaton Corp. PLC	3,801,876
24,168	Emerson Electric Co.	2,741,135
6,100	Fujikura Ltd.	90,159
600	Furukawa Electric Co. Ltd.	12,666
6,672	Generac Holdings, Inc.*	841,606
4,200	GS Yuasa Corp.	87,532
5,172	Hubbell, Inc.	2,146,639
2,992	Legrand SA	316,843
941	Nexans SA	98,373
2,100	NIDEC Corp.	87,086
11,695	Prysmian SpA	609,940
7,088	Rockwell Automation, Inc.	2,064,947
4,546	Schneider Electric SE	1,027,743
6,023	Signify NV(a)	185,415
45,194	Vertiv Holdings Co.	3,690,994

		17,822,528

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.3%
6,100	Alps Alpine Co. Ltd.	$ 47,960
4,302	Amphenol Corp. Class A	496,236
3,216	CDW Corp.	822,589
8,721	Corning, Inc.	287,444
400	Dexerials Corp.	17,436
4,400	Hamamatsu Photonics KK	155,128
6,933	Jabil, Inc.	928,675
16,666	Keysight Technologies, Inc.*	2,606,229
2,500	Macnica Holdings, Inc.	122,547
53,500	Murata Manufacturing Co. Ltd.	1,000,578
1,100	Omron Corp.	39,388
5,729	Spectris PLC	238,382
6,300	TDK Corp.	309,380
9,513	TE Connectivity Ltd.	1,381,668
4,213	Teledyne Technologies, Inc.*	1,808,725
13,245	Trimble, Inc.*	852,448

		11,114,813

Energy Equipment & Services – 0.1%
26,040	Baker Hughes Co.	872,340
22,412	Halliburton Co.	883,481
24,010	Schlumberger NV	1,315,988
47,145	Tenaris SA	932,115
11,683	Vallourec SACA*	217,006

		4,220,930

Entertainment – 0.5%
8,638	Bollore SE	57,712
8,668	Electronic Arts, Inc.	1,149,984
7,059	Live Nation Entertainment, Inc.*	746,630
15,568	Netflix, Inc.*	9,454,913
34,500	Nexon Co. Ltd.	573,442
3,800	Nintendo Co. Ltd.	207,345
900	Square Enix Holdings Co. Ltd.	34,709
2,102	Take-Two Interactive Software, Inc.*	312,126
7,466	Universal Music Group NV	224,356
75,719	Walt Disney Co.	9,264,977
86,035	Warner Bros Discovery, Inc.*	751,086

		22,777,280

Financial Services – 1.4%
459	Adyen NV*(a)	775,314
24,945	Apollo Global Management, Inc.	2,805,065
62,171	Berkshire Hathaway, Inc. Class B*	26,144,149
1,091	Corpay, Inc.*	336,617
1,869	Eurazeo SE	163,770
2,496	EXOR NV	277,771
5,927	Global Payments, Inc.	792,203
500	GMO Payment Gateway, Inc.	32,383
1,456	Jack Henry & Associates, Inc.	252,951
25,950	Mastercard, Inc. Class A	12,496,741
12,300	Mitsubishi HC Capital, Inc.	85,788

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
5,345	Network International Holdings PLC*(a)	$ 26,526
10,500	ORIX Corp.	229,653
12,411	OSB Group PLC	59,118
6,529	Paragon Banking Group PLC	56,923
31,424	PayPal Holdings, Inc.*	2,105,094
3,424	Plus500 Ltd.	78,005
48,600	Visa, Inc. Class A	13,563,288
1,171	WAG Payment Solutions PLC*	993
550	Wendel SE	56,133
22,162	Worldline SA*(a)	274,178

		60,612,663

Food Products – 0.4%
2,000	Ajinomoto Co., Inc.	74,687
20,232	Archer-Daniels-Midland Co.	1,270,772
23,082	Associated British Foods PLC	728,257
10,443	Bunge Global SA	1,070,616
2,900	Calbee, Inc.	65,364
22,547	Conagra Brands, Inc.	668,293
22,629	Danone SA	1,462,848
12,894	General Mills, Inc.	902,193
3,228	Glanbia PLC	63,661
1,817	Hershey Co.	353,407
17,003	Hormel Foods Corp.	593,235
1,400	House Foods Group, Inc.	28,490
9,970	Ingredion, Inc.	1,164,994
4,609	J M Smucker Co.	580,135
30,812	Kellanova	1,765,219
4,883	Kerry Group PLC Class A	418,405
3,500	Kikkoman Corp.	44,921
24,881	Kraft Heinz Co.	918,109
12,699	McCormick & Co., Inc.	975,410
49,017	Mondelez International, Inc. Class A	3,431,190
3,500	Morinaga & Co. Ltd.	60,077
1,700	NH Foods Ltd.	56,922
1,200	Nichirei Corp.	32,275
4,000	Nisshin Seifun Group, Inc.	55,112
11,437	Tyson Foods, Inc. Class A	671,695
1,024	Viscofan SA	65,094
13,600	Yakult Honsha Co. Ltd.	277,963
900	Yamazaki Baking Co. Ltd.	23,249

		17,822,593

Gas Utilities – 0.1%
5,042	Atmos Energy Corp.	599,343
36,891	Enagas SA	548,046
4,663	Naturgy Energy Group SA	101,199
4,900	Osaka Gas Co. Ltd.	110,230
1,878	Rubis SCA	66,305
168,759	Snam SpA	796,830
6,800	Tokyo Gas Co. Ltd.	154,583

		2,376,536

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 0.3%
8,100	Central Japan Railway Co.	$ 201,166
33,213	CSX Corp.	1,231,206
14,212	Firstgroup PLC	32,381
4,500	Hankyu Hanshin Holdings, Inc.	129,110
1,346	JB Hunt Transport Services, Inc.	268,191
2,400	Kintetsu Group Holdings Co. Ltd.	69,904
25,771	Knight-Swift Transportation Holdings, Inc.	1,417,920
22,126	Mobico Group PLC	19,437
10,580	Norfolk Southern Corp.	2,696,525
1,808	Old Dominion Freight Line, Inc.	396,512
19,499	Union Pacific Corp.	4,795,389

		11,257,741

Health Care Equipment & Supplies – 0.8%
98,124	Abbott Laboratories	11,152,774
1,031	Align Technology, Inc.*	338,086
1,000	Asahi Intecc Co. Ltd.	17,520
12,410	Becton Dickinson & Co.	3,070,854
1,870	BioMerieux	206,249
53,308	Boston Scientific Corp.*	3,651,065
3,549	DiaSorin SpA	342,496
2,601	EssilorLuxottica SA	588,376
13,134	Globus Medical, Inc. Class A*	705,275
12,215	Hologic, Inc.*	952,281
1,100	Hoya Corp.	137,578
3,132	ICU Medical, Inc.*	335,229
692	IDEXX Laboratories, Inc.*	373,632
11,482	Intuitive Surgical, Inc.*	4,582,351
2,900	Jeol Ltd.	120,137
82,171	Koninklijke Philips NV	1,644,566
47,230	Medtronic PLC	4,116,094
2,100	Nihon Kohden Corp.	55,762
5,000	Olympus Corp.	71,992
12,687	Siemens Healthineers AG*(a)	775,906
40,520	Smith & Nephew PLC	507,269
4,904	STERIS PLC	1,102,517
5,602	Zimmer Biomet Holdings, Inc.	739,352

		35,587,361

Health Care Providers & Services – 1.1%
10,500	Cardinal Health, Inc.	1,174,950
5,899	Cencora, Inc.	1,433,398
18,512	Centene Corp.*	1,452,822
4,907	Cigna Group	1,782,173
67,510	CVS Health Corp.	5,384,598
6,670	DaVita, Inc.*	920,793
11,990	Elevance Health, Inc.	6,217,295
4,781	Fresenius Medical Care AG	183,708
13,733	Fresenius SE & Co. KGaA	370,335
13,041	HCA Healthcare, Inc.	4,349,565
8,011	Henry Schein, Inc.*	604,991
4,366	Humana, Inc.	1,513,780

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
3,009	Laboratory Corp. of America Holdings	$ 657,346
1,700	Medipal Holdings Corp.	26,016
1,950	Molina Healthcare, Inc.*	801,119
11,840	Quest Diagnostics, Inc.	1,576,022
4,100	Suzuken Co. Ltd.	124,991
36,022	UnitedHealth Group, Inc.	17,820,083
3,471	Universal Health Services, Inc. Class B	633,319

		47,027,304

Health Care REITs – 0.0%
57,616	Primary Health Properties PLC	68,322
13,846	Ventas, Inc.	602,855

		671,177

Health Care Technology – 0.0%
19,927	Doximity, Inc. Class A*	536,236
3,200	M3, Inc.	46,052

		582,288

Hotel & Resort REITs – 0.0%
33,168	Host Hotels & Resorts, Inc.	685,914

Hotels, Restaurants & Leisure – 1.1%
14,157	Accor SA	660,939
3,776	Airbnb, Inc. Class A*	622,889
16,329	Amadeus IT Group SA	1,048,267
28,096	Aramark	913,682
2,883	Booking Holdings, Inc.	10,459,178
14,649	Caesars Entertainment, Inc.*	640,747
49,411	Carnival Corp.*	807,376
1,420	Chipotle Mexican Grill, Inc.*	4,127,613
11,712	Darden Restaurants, Inc.	1,957,661
4,465	Domino’s Pizza Group PLC	19,400
44,476	DraftKings, Inc. Class A*	2,019,655
22,565	Entain PLC	226,440
5,328	Expedia Group, Inc.*	733,932
5,400	Food & Life Cos. Ltd.	103,635
1,334	Greggs PLC	48,388
6,316	J D Wetherspoon PLC*	58,632
22,353	Just Eat Takeaway.com NV*(a)	330,353
5,004	La Francaise des Jeux SAEM(a)	203,951
58,674	Las Vegas Sands Corp.	3,033,446
41,022	McDonald’s Corp.	11,566,153
21,461	MGM Resorts International*	1,013,174
3,084	Playtech PLC*	17,960
7,900	Skylark Holdings Co. Ltd.	125,182
3,391	Sodexo SA	290,687
20,654	SSP Group PLC	57,031
46,248	Starbucks Corp.	4,226,605
1,700	Toridoll Holdings Corp.	46,424
4,671	Trainline PLC*(a)	21,837
11,966	TUI AG*	98,554
8,600	Whitbread PLC	359,548
7,505	Wyndham Hotels & Resorts, Inc.	576,009

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
5,021	Wynn Resorts Ltd.	$ 513,297
700	Yoshinoya Holdings Co. Ltd.	15,610
2,685	Yum! Brands, Inc.	372,275
900	Zensho Holdings Co. Ltd.	37,426

		47,353,956

Household Durables – 0.2%
50,724	Barratt Developments PLC	304,450
3,825	Bellway PLC	128,312
2,720	Berkeley Group Holdings PLC	163,419
4,900	Casio Computer Co. Ltd.	42,319
6,759	DR Horton, Inc.	1,112,193
3,100	Fujitsu General Ltd.	38,382
6,293	Lennar Corp. Class A	1,082,270
22,800	Nikon Corp.	230,789
306	NVR, Inc.*	2,478,588
40,500	Panasonic Holdings Corp.	386,522
6,710	PulteGroup, Inc.	809,360
487	SEB SA	62,308
4,200	Sekisui Chemical Co. Ltd.	61,449
16,100	Sharp Corp.*	89,669
10,200	Sony Group Corp.	874,657
3,800	Sumitomo Forestry Co. Ltd.	119,844
148,331	Taylor Wimpey PLC	256,445

		8,240,976

Household Products – 0.0%
1,831	Clorox Co.	280,344
4,600	Lion Corp.	41,123
1,600	Pigeon Corp.	15,416
14,665	Reckitt Benckiser Group PLC	835,979
4,392	Spectrum Brands Holdings, Inc.	391,617
1,800	Unicharm Corp.	57,305

		1,621,784

Independent Power and Renewable Electricity Producers – 0.0%
16,178	AES Corp.	290,071
21,542	Drax Group PLC	136,327
2,100	Electric Power Development Co. Ltd.	34,476

		460,874

Industrial Conglomerates – 0.3%
15,696	3M Co.	1,664,875
1,927	DCC PLC	140,201
300	Hikari Tsushin, Inc.	56,421
8,300	Hitachi Ltd.	758,457
40,236	Honeywell International, Inc.	8,258,439
8,627	Smiths Group PLC	178,825

		11,057,218

Industrial REITs – 0.0%
3,464	EastGroup Properties, Inc.	622,723
82,670	Tritax Big Box REIT PLC	164,360
27,854	Urban Logistics REIT PLC	40,218

		827,301

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – 0.7%
3,383	Admiral Group PLC	$ 121,239
16,829	Aflac, Inc.	1,444,938
3,896	Ageas SA	180,485
46,773	American International Group, Inc.	3,656,245
13,804	Arch Capital Group Ltd.*	1,276,042
31,304	Assicurazioni Generali SpA	792,411
7,000	Assurant, Inc.	1,317,680
28,746	Beazley PLC	241,722
3,148	Brown & Brown, Inc.	275,576
8,686	Chubb Ltd.	2,250,803
2,396	CNA Financial Corp.	108,826
3,600	Dai-ichi Life Holdings, Inc.	91,816
2,570	Everest Group Ltd.	1,021,575
13,087	Globe Life, Inc.	1,522,934
1,902	Hanover Insurance Group, Inc.	258,995
9,787	Hiscox Ltd.	153,173
3,288	Japan Post Insurance Co. Ltd.	62,851
19,856	Just Group PLC	26,344
194,895	Legal & General Group PLC	626,134
8,594	Loews Corp.	672,824
3,112	Marsh & McLennan Cos., Inc.	641,010
4,800	MS&AD Insurance Group Holdings, Inc.	84,756
1,770	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	864,009
30,734	Poste Italiane SpA(a)	384,919
21,153	Progressive Corp.	4,374,863
8,509	Prudential Financial, Inc.	998,957
152,144	Prudential PLC	1,426,893
4,065	Sampo OYJ Class A	173,397
5,770	SCOR SE	199,743
3,600	Sompo Holdings, Inc.	75,456
2,800	T&D Holdings, Inc.	48,676
1,671	Talanx AG	132,372
5,600	Tokio Marine Holdings, Inc.	175,539
4,571	Travelers Cos., Inc.	1,051,970
28,717	W R Berkley Corp.	2,539,732

		29,274,905

Interactive Media & Services – 1.5%
230,540	Alphabet, Inc. Class A*	34,795,402
13,216	Auto Trader Group PLC(a)	116,710
1,600	Kakaku.com, Inc.	19,410
19,736	Match Group, Inc.*	716,022
57,352	Meta Platforms, Inc. Class A	27,848,984
16,127	Moneysupermarket.com Group PLC	44,728
17,609	Rightmove PLC	122,053
6,487	Trustpilot Group PLC*(a)	16,277

		63,679,586

Shares	Description	Value

Common Stocks – (continued)
IT Services – 0.5%
26,071	Accenture PLC Class A	$ 9,036,469
6,251	Akamai Technologies, Inc.*	679,859
763	Alten SA	111,357
2,748	Bechtle AG	145,243
1,000	BIPROGY, Inc.	29,720
3,868	Capgemini SE	890,068
17,315	Cognizant Technology Solutions Corp. Class A	1,269,016
1,233	Computacenter PLC	41,921
3,024	EPAM Systems, Inc.*	835,108
16,600	Finablr PLC*(a)(b)	—
7,000	Fujitsu Ltd.	112,028
760	Gartner, Inc.*	362,269
39,380	International Business Machines Corp.	7,520,005
1,303	Kainos Group PLC	15,879
3,054	NEC Corp.	222,958
6,800	NET One Systems Co. Ltd.	119,532
4,200	Otsuka Corp.	89,117
883	Reply SpA	124,955
2,000	SCSK Corp.	37,176
299	Sopra Steria Group	72,461
6,300	TIS, Inc.	135,172
6,888	VeriSign, Inc.*	1,305,345

		23,155,658

Leisure Products – 0.0%
371	Games Workshop Group PLC	47,013
32,290	Mattel, Inc.*	638,031
18,400	Sega Sammy Holdings, Inc.	227,275
400	Shimano, Inc.	59,506
600	Tomy Co. Ltd.	10,957

		982,782

Life Sciences Tools & Services – 0.5%
9,092	Agilent Technologies, Inc.	1,322,977
1,572	Bio-Rad Laboratories, Inc. Class A*	543,708
2,342	Charles River Laboratories International, Inc.*	634,565
8,857	Danaher Corp.	2,211,770
6,758	Eurofins Scientific SE	430,487
638	Gerresheimer AG	71,821
4,063	IQVIA Holdings, Inc.*	1,027,492
1,966	Mettler-Toledo International, Inc.*	2,617,316
27,509	Qiagen NV*	1,179,161
430	Sartorius Stedim Biotech*	122,647
15,263	Thermo Fisher Scientific, Inc.	8,871,008
743	Waters Corp.*	255,763
892	West Pharmaceutical Services, Inc.	352,973

		19,641,688

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 0.5%
1,122	Aalberts NV	$ 53,945
2,527	Bodycote PLC	22,149
4,954	Cummins, Inc.	1,459,696
4,269	Deere & Co.	1,753,449
1,200	DMG Mori Co. Ltd.	31,723
6,092	Dover Corp.	1,079,441
29,091	Fortive Corp.	2,502,408
2,119	GEA Group AG	89,592
400	Hoshizaki Corp.	14,595
1,102	IDEX Corp.	268,910
1,999	Illinois Tool Works, Inc.	536,392
12,693	Ingersoll Rand, Inc.	1,205,200
4,673	Interpump Group SpA	227,747
2,630	KION Group AG	138,348
908	Knorr-Bremse AG	68,676
1,408	Konecranes OYJ	73,084
700	Kurita Water Industries Ltd.	29,022
4,387	Lincoln Electric Holdings, Inc.	1,120,615
3,000	Makita Corp.	85,262
14,800	Minebea Mitsumi, Inc.	290,303
2,200	MISUMI Group, Inc.	30,648
2,600	Miura Co. Ltd.	50,387
5,900	NGK Insulators Ltd.	79,334
855	Nordson Corp.	234,732
8,100	NSK Ltd.	46,220
20,200	NTN Corp.	42,107
3,706	Otis Worldwide Corp.	367,895
9,853	PACCAR, Inc.	1,220,688
9,855	Pentair PLC	842,011
6,140	Snap-on, Inc.	1,818,791
21,179	Stanley Black & Decker, Inc.	2,074,059
1,000	Sumitomo Heavy Industries Ltd.	31,489
600	THK Co. Ltd.	14,107
8,198	Toro Co.	751,183
11,607	Vesuvius PLC	72,409
6,170	Wartsila OYJ Abp	93,769
8,243	Weir Group PLC	210,561
5,329	Westinghouse Air Brake Technologies Corp.	776,329
14,487	Xylem, Inc.	1,872,300

		21,679,576

Marine Transportation – 0.0%
245	Clarkson PLC	12,400
10,500	Kawasaki Kisen Kaisha Ltd.	141,195
10,700	Nippon Yusen KK	293,758

		447,353

Shares	Description	Value

Common Stocks – (continued)
Media – 0.3%
631	4imprint Group PLC	$ 50,376
3,471	Charter Communications, Inc. Class A*	1,008,777
121,315	Comcast Corp. Class A	5,259,005
4,900	CyberAgent, Inc.	35,636
1,300	Dentsu Group, Inc.	36,097
21,944	Fox Corp. Class A	686,189
1,900	Fuji Media Holdings, Inc.	23,012
5,800	Future PLC	44,913
30,414	Informa PLC	319,104
117,960	ITV PLC	110,025
4,200	Kadokawa Corp.	73,795
32,022	News Corp. Class A	838,336
1,900	Nippon Television Holdings, Inc.	27,815
7,218	Omnicom Group, Inc.	698,414
143,438	Paramount Global Class B	1,688,265
1,400	TBS Holdings, Inc.	39,003
62,652	Vivendi SE	682,771
27,388	WPP PLC	259,559

		11,881,092

Metals & Mining – 0.2%
28,829	ArcelorMittal SA	792,426
46,347	Centamin PLC	66,007
1,700	Dowa Holdings Co. Ltd.	58,747
7,048	Evraz PLC*(b)	—
65,908	Freeport-McMoRan, Inc.	3,098,994
354,711	Glencore PLC	1,946,497
550	Hill & Smith PLC	13,586
14,400	JFE Holdings, Inc.	238,660
9,600	Kobe Steel Ltd.	130,272
2,200	Mitsui Mining & Smelting Co. Ltd.	67,426
12,500	Nippon Steel Corp.	300,806
7,940	Nucor Corp.	1,571,326
12,976	Rio Tinto PLC	820,406
8,286	Steel Dynamics, Inc.	1,228,234
4,200	Sumitomo Metal Mining Co. Ltd.	125,413
2,198	voestalpine AG	61,661
500	Yamato Kogyo Co. Ltd.	28,441

		10,548,902

Multi-Utilities – 0.1%
206,366	A2A SpA	372,277
453,010	Centrica PLC	730,278
92,962	E.ON SE	1,294,209
36,646	Hera SpA	129,129
8,959	NiSource, Inc.	247,806
33,394	Sempra	2,398,691
3,788	WEC Energy Group, Inc.	311,071

		5,483,461

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Office REITs – 0.0%
5,818	Alexandria Real Estate Equities, Inc.	$ 749,998
9,124	Boston Properties, Inc.	595,889
2,812	Derwent London PLC	77,053
3,041	Workspace Group PLC	19,685

		1,442,625

Oil, Gas & Consumable Fuels – 0.7%
31,011	Antero Midstream Corp.	436,015
15,718	APA Corp.	540,385
322,551	BP PLC	2,023,499
20,429	Chevron Corp.	3,222,470
6,624	ConocoPhillips	843,103
1,900	Cosmo Energy Holdings Co. Ltd.	95,417
35,161	Coterra Energy, Inc.	980,289
7,684	Devon Energy Corp.	385,583
1,894	Diamondback Energy, Inc.	375,334
6,819	Diversified Energy Co. PLC	81,758
41,700	ENEOS Holdings, Inc.	200,904
118,557	Eni SpA	1,877,235
4,253	EOG Resources, Inc.	543,704
23,742	EQT Corp.	880,116
41,379	Exxon Mobil Corp.	4,809,895
31,820	Galp Energia SGPS SA	526,060
52,290	Harbour Energy PLC	182,110
22,700	Idemitsu Kosan Co. Ltd.	155,634
22,800	Inpex Corp.	346,587
900	Iwatani Corp.	48,540
26,686	Marathon Oil Corp.	756,281
10,588	Marathon Petroleum Corp.	2,133,482
24,288	Occidental Petroleum Corp.	1,578,477
2,365	OMV AG	112,012
8,677	Phillips 66	1,417,301
44,445	Repsol SA	741,841
48,545	TotalEnergies SE	3,339,380
78,152	Tullow Oil PLC*	30,622

		28,664,034

Paper & Forest Products – 0.1%
7,640	Louisiana-Pacific Corp.	640,464
49,142	Mondi PLC	865,553
18,700	Oji Holdings Corp.	77,631
22,049	UPM-Kymmene OYJ	734,599

		2,318,247

Passenger Airlines – 0.1%
9,600	ANA Holdings, Inc.	200,633
65,994	Delta Air Lines, Inc.	3,159,133
51,752	Deutsche Lufthansa AG*	406,735
65,284	easyJet PLC	469,913
11,600	Japan Airlines Co. Ltd.	220,257
13,063	United Airlines Holdings, Inc.*	625,456

		5,082,127

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.1%
15,966	Estee Lauder Cos., Inc. Class A	$ 2,461,159
6,300	Kao Corp.	235,420
47,483	Kenvue, Inc.	1,018,985
1,900	Kose Corp.	101,819
1,956	L’Oreal SA	926,306
2,200	Shiseido Co. Ltd.	60,369

		4,804,058

Pharmaceuticals – 1.3%
10,692	AstraZeneca PLC	1,436,404
45,752	Bayer AG	1,401,135
2,700	Chugai Pharmaceutical Co. Ltd.	103,181
1,400	Eisai Co. Ltd.	57,664
18,771	Eli Lilly & Co.	14,603,087
81,645	GSK PLC	1,752,949
11,959	Hikma Pharmaceuticals PLC	289,300
1,843	Indivior PLC*	39,386
1,426	Ipsen SA	169,689
13,506	Jazz Pharmaceuticals PLC*	1,626,392
114,485	Johnson & Johnson	18,110,382
3,500	Kyowa Kirin Co. Ltd.	62,969
71,094	Merck & Co., Inc.	9,380,853
3,822	Merck KGaA	673,954
400	Nippon Shinyaku Co. Ltd.	11,877
5,800	Ono Pharmaceutical Co. Ltd.	95,033
4,401	Otsuka Holdings Co. Ltd.	182,810
73,921	Pfizer, Inc.	2,051,308
17,066	Sanofi SA	1,660,256
15,300	Santen Pharmaceutical Co. Ltd.	150,465
2,100	Sawai Group Holdings Co. Ltd.	82,106
12,843	Takeda Pharmaceutical Co. Ltd.	357,214
54,984	Viatris, Inc.	656,509
18,426	Zoetis, Inc.	3,117,863

		58,072,786

Professional Services – 0.4%
14,021	Automatic Data Processing, Inc.	3,500,861
12,367	Booz Allen Hamilton Holding Corp.	1,835,758
17,913	Broadridge Financial Solutions, Inc.	3,669,657
2,439	FTI Consulting, Inc.*	512,897
15,679	Hays PLC	18,720
17,672	Leidos Holdings, Inc.	2,316,623
2,100	MEITEC Group Holdings, Inc.	40,602
4,000	Nihon M&A Center Holdings, Inc.	25,464
8,496	Pagegroup PLC	48,104
22,585	Paychex, Inc.	2,773,438
1,429	Paycom Software, Inc.	284,385
6,484	Randstad NV	342,392
4,500	Recruit Holdings Co. Ltd.	197,581
13,207	RELX PLC	569,558
22,146	Robert Half, Inc.	1,755,735
3,075	SThree PLC	16,689
2,349	Teleperformance SE	228,169

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
1,373	Verisk Analytics, Inc.	$ 323,657
3,082	Wolters Kluwer NV	482,610

		18,942,900

Real Estate Management & Development – 0.1%
7,844	CBRE Group, Inc. Class A*	762,751
27,682	CoStar Group, Inc.*	2,674,081
2,800	Daito Trust Construction Co. Ltd.	319,431
7,373	Grainger PLC	23,990
2,900	Hulic Co. Ltd.	29,784
23,712	IWG PLC*	57,731
3,357	LEG Immobilien SE*	288,336
4,900	Mitsubishi Estate Co. Ltd.	89,405
2,291	Savills PLC	30,824
19,137	Sirius Real Estate Ltd.	23,659
9,300	Tokyu Fudosan Holdings Corp.	75,139
51,094	Vonovia SE	1,509,919

		5,885,050

Residential REITs – 0.1%
3,703	AvalonBay Communities, Inc.	687,129
16,535	Empiric Student Property PLC	19,799
10,161	Equity Residential	641,261
18,258	Invitation Homes, Inc.	650,167
4,463	Mid-America Apartment Communities, Inc.	587,242
4,865	UNITE Group PLC	60,181

		2,645,779

Retail REITs – 0.1%
1,852	Federal Realty Investment Trust	189,126
86,309	Hammerson PLC	32,527
41,712	Kimco Realty Corp.	817,972
7,923	Klepierre SA	205,091
44,101	Realty Income Corp.	2,385,864
7,594	Regency Centers Corp.	459,893
2,602	Simon Property Group, Inc.	407,187

		4,497,660

Semiconductors & Semiconductor Equipment – 2.2%
25,444	Analog Devices, Inc.	5,032,569
15,974	Applied Materials, Inc.	3,294,318
2,314	BE Semiconductor Industries NV	354,455
1,784	Broadcom, Inc.	2,364,531
12,863	First Solar, Inc.*	2,171,274
61,768	Infineon Technologies AG	2,100,454
4,497	KLA Corp.	3,141,469
7,023	Lam Research Corp.	6,823,336
12,227	Microchip Technology, Inc.	1,096,884
47,021	Micron Technology, Inc.	5,543,306
400	Mitsui High-Tec, Inc.	22,721
55,017	NVIDIA Corp.	49,711,161
6,843	NXP Semiconductors NV	1,695,490

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
7,863	Qorvo, Inc.*	$ 902,908
14,903	QUALCOMM, Inc.	2,523,078
27,650	Renesas Electronics Corp.	492,741
38,800	Rohm Co. Ltd.	622,305
1,432	SCREEN Holdings Co. Ltd.	185,666
9,971	Skyworks Solutions, Inc.	1,080,059
6,900	Socionext, Inc.	188,473
1,917	SOITEC*	197,959
20,500	STMicroelectronics NV	882,180
48,900	SUMCO Corp.	773,146
8,142	Teradyne, Inc.	918,662
27,961	Texas Instruments, Inc.	4,871,086
1,200	Tokyo Electron Ltd.	312,539

		97,302,770

Software – 2.6%
26,976	Adobe, Inc.*	13,612,090
10,903	Autodesk, Inc.*	2,839,359
11,714	Bytes Technology Group PLC	75,587
1,766	Cadence Design Systems, Inc.*	549,720
19,320	Darktrace PLC*	106,639
29,310	Gen Digital, Inc.	656,544
9,586	Intuit, Inc.	6,230,900
128,917	Microsoft Corp.	54,237,960
819	Nemetschek SE	81,067
1,200	Oracle Corp.	90,241
15,044	Palo Alto Networks, Inc.*	4,274,452
10,204	PTC, Inc.*	1,927,944
6,778	Roper Technologies, Inc.	3,801,374
37,207	Salesforce, Inc.	11,206,004
8,740	SAP SE	1,701,843
6,750	ServiceNow, Inc.*	5,146,200
15,790	TeamViewer SE*(a)	235,307
800	Trend Micro, Inc.	40,629
2,332	Tyler Technologies, Inc.*	991,123
18,561	Workday, Inc. Class A*	5,062,513
33,589	Zoom Video Communications, Inc. Class A*	2,195,713

		115,063,209

Specialized REITs – 0.2%
8,086	Big Yellow Group PLC	108,489
26,406	Crown Castle, Inc.	2,794,547
619	Equinix, Inc.	510,879
8,463	Public Storage	2,454,778
9,638	Safestore Holdings PLC	91,961
10,026	SBA Communications Corp.	2,172,634

		8,133,288

Specialty Retail – 0.4%
15,243	Bath & Body Works, Inc.	762,455
10,943	Best Buy Co., Inc.	897,654
2,431	Dunelm Group PLC	34,833
500	Fast Retailing Co. Ltd.	154,913
3,141	Frasers Group PLC*	32,231

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
24,385	Home Depot, Inc.	$ 9,354,086
11,891	Industria de Diseno Textil SA	598,786
177,390	JD Sports Fashion PLC	301,360
64,435	Kingfisher PLC	202,795
7,596	Pets at Home Group PLC	25,732
2,685	Ross Stores, Inc.	394,051
1,108	Shimamura Co. Ltd.	63,168
47,823	TJX Cos., Inc.	4,850,209
27,400	USS Co. Ltd.	226,520
10,318	Watches of Switzerland Group PLC*(a)	46,670
4,547	WH Smith PLC	75,582
10,700	Yamada Holdings Co. Ltd.	30,997
34,674	Zalando SE*(a)	991,512

		19,043,554

Technology Hardware, Storage & Peripherals – 1.1%
270,007	Apple, Inc.	46,300,800
4,300	Brother Industries Ltd.	79,749
3,600	Canon, Inc.	107,262
4,200	FUJIFILM Holdings Corp.	94,309
51,108	Hewlett Packard Enterprise Co.	906,145
27,616	HP, Inc.	834,555
14,800	Konica Minolta, Inc.	48,435
3,380	NetApp, Inc.	354,799
5,504	Ricoh Co. Ltd.	48,902
3,236	Seagate Technology Holdings PLC	301,110
4,700	Seiko Epson Corp.	82,215

		49,158,281

Textiles, Apparel & Luxury Goods – 0.2%
9,058	adidas AG	2,023,817
1,100	Asics Corp.	52,073
815	Brunello Cucinelli SpA	93,145
32,747	Burberry Group PLC	500,909
11,044	Coats Group PLC	11,305
300	Goldwin, Inc.	19,102
314	Hermes International SCA	802,515
1,051	Lululemon Athletica, Inc.*	410,573
48,433	NIKE, Inc. Class B	4,551,733
1,149	Ralph Lauren Corp.	215,736
10,332	Tapestry, Inc.	490,563
41,110	VF Corp.	630,627

		9,802,098

Trading Companies & Distributors – 0.2%
4,518	Ashtead Group PLC	321,813
13,559	Brenntag SE	1,142,766
6,203	Bunzl PLC	238,677
1,706	Diploma PLC	80,143
5,712	Fastenal Co.	440,624
9,987	Ferguson PLC	2,181,460
9,195	Howden Joinery Group PLC	105,257
10,047	ITOCHU Corp.	431,615

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
15,732	Marubeni Corp.	$ 272,473
35,105	Mitsubishi Corp.	811,319
10,981	Mitsui & Co. Ltd.	513,379
3,400	MonotaRO Co. Ltd.	40,926
9,292	Rexel SA	251,003
27,997	RS Group PLC	256,707
3,700	Sojitz Corp.	97,602
9,200	Sumitomo Corp.	221,609
3,600	Toyota Tsusho Corp.	247,215
4,732	Travis Perkins PLC	43,558
368	WW Grainger, Inc.	374,366

		8,072,512

Transportation Infrastructure – 0.0%
2,843	Aena SME SA(a)	559,939
600	Japan Airport Terminal Co. Ltd.	23,709
1,700	Kamigumi Co. Ltd.	37,464

		621,112

Water Utilities – 0.0%
2,328	American Water Works Co., Inc.	284,505

Wireless Telecommunication Services – 0.0%
63,410	Airtel Africa PLC(a)	84,785
5,494	Freenet AG	154,611
12,200	KDDI Corp.	360,714
10,400	SoftBank Corp.	133,899
880,844	Vodafone Group PLC	781,242

		1,515,251

TOTAL COMMON STOCKS (Cost $1,049,634,618)		$1,248,581,744

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Porsche Automobil Holding SE
19,296	5.221%	$ 1,022,184

Chemicals – 0.0%
FUCHS SE
614	2.332	30,419

Electronics* – 0.0%
Sartorius AG
584	0.392	231,912

TOTAL PREFERRED STOCKS (Cost $1,272,620)		$ 1,284,515

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c)(d) – 2.3%
U.S. Treasury Bills
$ 100,000,000	0.000%	08/29/24	$ 97,871,939
(Cost $97,872,500)

Shares	Description	Value

Exchange Traded Funds – 20.0%
811,773	Invesco Senior Loan ETF	$ 17,168,999
3,900,905	iShares 5-10 Year Investment Grade Corporate Bond ETF	201,286,698
8,282,427	iShares Core MSCI Emerging Markets ETF	427,373,233
1,675,114	SPDR Blackstone Senior Loan ETF	70,539,051
1,739,922	SPDR Bloomberg Convertible Securities ETF	127,083,903
287,357	VanEck Fallen Angel High Yield Bond ETF	8,339,100
286,000	Vanguard Real Estate ETF	24,733,280

TOTAL EXCHANGE TRADED FUNDS (Cost $838,100,402)		$ 876,524,264

Shares	Dividend Rate	Value

Investment Company(e) – 45.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,970,705,161	5.211%	$1,970,705,161
(Cost $1,970,705,161)

TOTAL INVESTMENTS – 95.8% (Cost $3,957,585,301)		$4,194,967,623

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		182,636,298

NET ASSETS – 100.0%		$4,377,603,921

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is on loan.

(e)	Represents an Affiliated Issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	MXN	96,350,000	USD	5,613,101	06/20/24	$108,996
	USD	10,756,709	AUD	16,320,000	06/20/24	97,623
	USD	14,106,350	CAD	19,030,000	06/20/24	41,004
	USD	11,408,437	CHF	9,940,000	06/20/24	287,236
	USD	4,949,785	CZK	115,130,000	06/20/24	40,508
	USD	104,837,148	EUR	95,730,000	06/20/24	1,219,363
	USD	26,276,839	GBP	20,590,000	06/20/24	278,092
	USD	7,672,487	IDR	120,912,030,000	06/20/24	71,781
	USD	46,876,814	JPY	6,876,500,000	06/20/24	884,012
	USD	7,470,781	KRW	9,870,300,000	06/20/24	125,550
	USD	9,675,881	TWD	302,410,000	06/20/24	189,501

TOTAL						$3,343,666

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	INR	409,370,000	USD	4,921,704	06/20/24	$(24,641)
	PLN	25,720,000	USD	6,509,879	06/20/24	(76,261)
	USD	6,849,966	CLP	6,771,080,000	06/21/24	(46,596)

TOTAL						$(147,498)

FUTURES CONTRACTS — At March 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	261	06/26/24	$32,922,344	$437,813
30 Year German Euro-Buxl	25	06/06/24	3,662,695	2,162
3M Euribor	1	12/15/25	263,307	(5)
3M Euribor	14	03/16/26	3,687,994	(789)
3M SARON	19	09/17/24	5,200,851	(41)
3M SARON	25	12/17/24	6,855,006	934
3M SARON	27	03/18/25	7,412,388	2,546
5 Year German Euro-Bund	698	06/06/24	100,440,106	172,251
ASX 90 Day Bank Accepted Bills	22	06/13/24	14,186,930	(2,315)
ASX 90 Day Bank Accepted Bills	8	09/12/24	5,160,521	(12)
ASX 90 Day Bank Accepted Bills	5	12/12/24	3,226,585	150
Brent Crude	84	04/30/24	7,308,000	246,698
CAC40 Index	163	04/19/24	14,461,233	95,483
Cattle Feeder	12	05/23/24	1,492,200	(58,560)
Coffee	15	05/20/24	1,062,281	5,578
Copper	56	05/29/24	5,609,800	(50,229)
Cotton No.2	31	05/08/24	1,416,390	(36,115)
DAX Index	41	06/21/24	20,762,898	561,689
E-Mini Nasdaq 100 Index	144	06/21/24	53,208,000	665,864
E-Mini Russell 2000 Index	112	06/21/24	12,017,040	211,164
Euro BTP	219	06/06/24	28,118,270	257,184
Euro Stoxx 50 Index	3,399	06/21/24	185,000,696	3,024,486
French 10 Year Government Bonds	154	06/06/24	21,294,534	6,702
FTSE 100 Index	761	06/21/24	76,724,418	1,954,491
FTSE/MIB Index	70	06/21/24	12,917,987	310,896
Gasoil	52	05/10/24	4,201,600	18,776
Gasoline RBOB	36	04/30/24	4,113,547	154,729
Gold	148	06/26/24	33,128,320	686,681
Hang Seng Index	18	04/29/24	1,905,352	4,221

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
HSCEI	67	04/29/24	$2,488,456	$13,808
IBEX 35 Index	99	04/19/24	11,820,342	567,896
Ice 3M Sonia Index	5	03/17/26	1,519,707	38
Ice 3M Sonia Index	6	06/16/26	1,825,163	431
Japan 10 Year Government Bond	199	06/13/24	191,493,790	8,932
Lead	53	05/13/24	2,710,407	(103,377)
Lead	88	04/15/24	4,470,224	(156,186)
Lean Hogs	23	06/14/24	933,340	2,746
Live Cattle	43	06/28/24	3,100,300	(74,969)
LME Nickel	47	04/15/24	4,680,360	(290,818)
Lme Nickel Future May24 Xlme 20240513	6	05/13/24	599,837	(48,325)
LME Zinc	27	05/13/24	1,633,966	(87,775)
LME Zinc	68	04/15/24	4,086,256	(171,508)
NY Harbor ULSD	22	04/30/24	2,423,375	(41,704)
Omxs30 Index	514	04/19/24	12,122,506	103,010
Primary Aluminum	43	05/13/24	2,495,054	51,768
Primary Aluminum	72	04/15/24	4,152,456	140,484
S&P Mid 400 Emini	30	06/21/24	9,232,200	270,731
S&P Toronto Stock Exchange 60 Index	66	06/20/24	13,071,854	142,060
Silver	29	05/29/24	3,612,820	(37,419)
TOPIX Futures	181	06/13/24	33,119,963	829,304
WTI Crude	67	04/22/24	5,572,390	212,435

Total				$10,003,994

Short position contracts:
10 Year U.S. Treasury Notes	(1,292)	06/18/24	(143,149,562)	(615,908)
2 Year German Euro-Schatz	(398)	06/06/24	(45,385,705)	(15,998)
2 Year U.S. Treasury Notes	(167)	06/28/24	(34,148,891)	561
20 Year U.S. Treasury Bonds	(18)	06/18/24	(2,167,875)	(17,848)
3 Month SOFR	(126)	06/17/25	(30,145,500)	23,243
3 Month SOFR	(155)	12/17/24	(36,864,812)	25,390
3 Month SOFR	(138)	03/18/25	(32,923,350)	27,030
3 Month SOFR	(136)	09/17/24	(32,254,100)	17,321
3 Month SOFR	(104)	09/16/25	(24,943,100)	12,623
3 Month SOFR	(49)	06/16/26	(11,799,812)	(8,551)
3 Month SOFR	(88)	12/16/25	(21,146,400)	2,768
3 Month SOFR	(68)	03/17/26	(16,361,650)	(3,542)
3M Euribor	(94)	09/16/24	(24,511,254)	7,149
3M Euribor	(101)	06/17/24	(26,248,027)	15,474
3M Euribor	(86)	12/16/24	(22,493,616)	1,524
3M Euribor	(67)	03/17/25	(17,567,466)	(2,819)
3M Euribor	(43)	06/16/25	(11,296,678)	(4,825)
3M Euribor	(17)	09/15/25	(4,472,318)	(3,638)
5 Year German Euro-Bobl	(92)	06/06/24	(11,736,808)	(69,037)
5 Year U.S. Treasury Notes	(180)	06/28/24	(19,262,812)	(75,314)
Australian 10 Year Government Bonds	(479)	06/17/24	(36,388,017)	(153,226)
Bank Accept Index	(23)	06/17/24	(4,028,460)	(634)
Bank Accept Index	(35)	09/18/24	(6,147,383)	(530)
Bank Accept Index	(30)	12/18/24	(5,284,965)	5
Canada 10 Year Government Bonds	(188)	06/19/24	(16,702,167)	(72,663)
CBOE Volatility Index	(161)	04/17/24	(2,313,361)	388,179
CBOE Volatility Index	(153)	05/22/24	(2,359,031)	198,934
CBOE Volatility Index	(176)	06/18/24	(2,842,136)	(2,937)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Corn	(249)	05/14/24	$(5,502,900)	$4,341
FTSE/JSE Top 40 Index	(49)	06/20/24	(1,783,222)	(44,921)
Ice 3M Sonia Index	(17)	12/17/24	(5,112,827)	(4,465)
Ice 3M Sonia Index	(13)	09/17/24	(3,898,528)	(2,675)
Ice 3M Sonia Index	(13)	03/18/25	(3,921,704)	(5,704)
Ice 3M Sonia Index	(8)	06/17/25	(2,419,794)	(3,328)
Ice 3M Sonia Index	(5)	09/16/25	(1,515,526)	(2,297)
Lead	(104)	05/13/24	(5,318,534)	13,111
Lead	(88)	04/15/24	(4,470,224)	8,356
LME Nickel	(47)	04/15/24	(4,680,360)	(183,075)
Lme Nickel Future May24 Xlme 20240513	(29)	05/13/24	(2,899,214)	109,685
LME Zinc	(54)	05/13/24	(3,267,931)	117,714
LME Zinc	(68)	04/15/24	(4,086,256)	(77,753)
Natural Gas	(236)	04/26/24	(4,160,680)	301,959
Primary Aluminum	(55)	05/13/24	(3,191,348)	(108,561)
Primary Aluminum	(72)	04/15/24	(4,152,456)	(187,190)
S&P 500 E-Mini Index	(268)	06/21/24	(71,133,900)	(1,629,773)
Soybean Oil	(96)	05/14/24	(5,719,200)	(24,892)
Sugar 11	(31)	04/30/24	(781,894)	(37,248)
Wheat	(133)	05/14/24	(3,725,662)	191,724

Total				$(1,892,261)

TOTAL FUTURES CONTRACTS				$8,111,733

SWAP CONTRACTS — At March 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2024(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 41	5.000%	3.108%	12/20/28		$—	$15,182	$1,384	$13,798
CDX.NA.HY Ind 42	5.000	3.280	06/20/29		43,850	3,214,205	3,159,393	54,812
CDX.NA.IG Ind 42	1.000	0.511	06/20/29		198,600	4,567,429	4,543,214	24,215
ICE CD ITXEB 41	1.000	0.543	06/20/29	EUR	184,000	4,443,220	4,490,604	(47,384)
ICE CD ITXEX 41	5.000	2.975	06/20/29		20,200	1,959,145	2,048,174	(89,029)

TOTAL						$14,199,181	$14,242,769	$(43,588)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Application/ (Depreciation)*

M1WO Index	12M SOFR-0.150%	Bank of America Securities LLC	01/13/25		$60,684	$(1,276,320)
TUKXG Index	12M SONIA+0.020	Bank of America Securities LLC	06/11/24	GBP	350	(12,630)
TUKXG Index	12M SOFR+0.230	Bank of America Securities LLC	02/11/25	GBP	20,908	(753,624)
AMZX Index	12M SOFR+0.047	JPMorgan Securities, Inc.	12/11/24		9,151	186,542
BCOMRS Index	1W BCOMRS	JPMorgan Securities, Inc.	06/07/24		6,258	55,294
JPGSGLHN Index	12M SOFR-0.010	JPMorgan Securities, Inc.	11/22/24		61,582	766,128
JPGSGLMN Index	12M SOFR+0.0025	JPMorgan Securities, Inc.	05/22/24		22,285	555,908
JPGSGLTN Index	12M SOFR+0.018	JPMorgan Securities, Inc.	11/22/24		41,604	860,166
JPGSMARB Index	12M SOFR+0.089	JPMorgan Securities, Inc.	07/30/24		44,127	(39,797)
M1WO Index	12M SOFR+0.070	JPMorgan Securities, Inc.	02/26/25		110,469	(2,320,246)
M1WO Index	12M SOFR+0.120	JPMorgan Securities, Inc.	03/11/25		54,856	(1,093,260)
Russell 1000 TR Index	12M SOFR+0.470	JPMorgan Securities, Inc.	02/04/25		107,068	(2,783,486)
SXXGT Index	1M EURO+0.160	JPMorgan Securities, Inc.	06/19/24	EUR	87,115	(2,154,019)
TUKXG Index	12M SONIA+0.360	JPMorgan Securities, Inc.	03/17/25	GBP	6,702	(222,189)

TOTAL						$(8,231,533)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

A basket (JPGSGLHN) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Bayer AG	Health Care	129	$3,682	0.4
Biogen Inc	Health Care	18	3,816	0.4
Moderna Inc	Health Care	41	4,317	0.5
GE HealthCare Technologies Inc	Health Care	50	4,500	0.5
Cencora Inc	Health Care	20	4,914	0.6
Alcon Inc	Health Care	68	5,062	0.6
Centene Corp	Health Care	65	5,123	0.6
Humana Inc	Health Care	15	5,176	0.6
Agilent Technologies Inc	Health Care	36	5,208	0.6
Hoya Corp	Health Care	—	5,309	0.6
Takeda Pharmaceutical Co Ltd	Health Care	1	5,345	0.6
Lonza Group AG	Health Care	10	5,453	0.6
IDEXX Laboratories Inc	Health Care	10	5,477	0.6
IQVIA Holdings Inc	Health Care	22	5,637	0.6
Dexcom Inc	Health Care	47	6,531	0.7
Edwards Lifesciences Corp	Health Care	74	7,079	0.8
Daiichi Sankyo Co Ltd	Health Care	2	7,509	0.8
EssilorLuxottica SA	Health Care	38	7,899	0.9
HCA Healthcare Inc	Health Care	24	8,069	0.9
McKesson Corp	Health Care	16	8,617	1.0
Becton Dickinson & Co	Health Care	35	8,732	1.0
Zoetis Inc	Health Care	56	9,489	1.1
GSK PLC	Health Care	6	10,800	1.2
CSL Ltd	Health Care	39	11,088	1.3
Gilead Sciences Inc	Health Care	152	11,148	1.3
Boston Scientific Corp	Health Care	179	12,255	1.4
CVS Health Corp	Health Care	154	12,260	1.4
Regeneron Pharmaceuticals Inc	Health Care	13	12,420	1.4
Cigna Group/The	Industrials	36	12,976	1.5
Vertex Pharmaceuticals Inc	Health Care	31	13,157	1.5
Sanofi SA	Health Care	147	13,345	1.5
Bristol-Myers Squibb Co	Health Care	249	13,478	1.5

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSGLHN) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Medtronic PLC	Health Care	162	$14,154	1.6
Stryker Corp	Health Care	41	14,781	1.7
Elevance Health Inc	Health Care	29	14,881	1.7
Intuitive Surgical Inc	Health Care	43	17,174	1.9
Amgen Inc	Health Care	65	18,579	2.1
Pfizer Inc	Health Care	690	19,138	2.2
Danaher Corp	Health Care	80	20,059	2.3
Roche Holding AG	Health Care	95	21,874	2.5
Abbott Laboratories	Health Care	212	24,101	2.7
Novartis AG	Health Care	281	24,544	2.8
AstraZeneca PLC	Health Care	2	25,532	2.9
Thermo Fisher Scientific Inc	Health Care	47	27,428	3.1
AbbVie Inc	Health Care	216	39,269	4.4
Merck & Co Inc	Health Care	310	40,840	4.6
Johnson & Johnson	Health Care	294	46,512	5.3
Novo Nordisk A/S	Health Care	57	50,312	5.7
UnitedHealth Group Inc	Health Care	113	55,887	6.3
Eli Lilly & Co	Health Care	82	63,843	7.2

A basket (JPGSMARB) of common stocks

Capri Holdings Ltd	Consumer Discretionary	73	3,318	5.4
Hawaiian Holdings Inc	Industrials	251	3,346	5.5
iRobot Corp	Consumer Discretionary	382	3,346	5.5
Cerevel Therapeutics Holdings Inc	Health Care	80	3,369	5.5
CSR Ltd	Industrials	382	3,370	5.5
Inhibrx Inc	Health Care	96	3,370	5.5
Masonite International Corp	Real Estate	26	3,374	5.5
Altium Ltd	Information Technology	52	3,376	5.5
MDC Holdings Inc	Real Estate	54	3,379	5.5
Everbridge Inc	Information Technology	97	3,379	5.5
American Equity Investment Life Holding Co	Financials	60	3,382	5.6
Axonics Inc	Health Care	49	3,386	5.6
MorphoSys AG	Health Care	50	3,390	5.6
Catalent Inc	Health Care	60	3,403	5.6
Juniper Networks Inc	Information Technology	92	3,405	5.6
ANSYS Inc	Information Technology	10	3,420	5.6
McGrath RentCorp	Industrials	28	3,446	5.7
United States Steel Corp	Industrials	85	3,461	5.7

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$18.00	04/17/2024	1,610	$2,898,000	$48,300	$325,220	$(276,920)
CBOE Volatility Index	19.00	05/22/2024	1,530	2,907,000	137,700	270,810	(133,110)
CBOE Volatility Index	18.00	06/18/2024	1,760	3,168,000	270,160	292,160	(22,000)

			4,900	$8,973,000	$456,160	$888,190	$(432,030)

Puts
S&P 500 Index	4,650.00	04/30/2024	8	3,720,000	2,640	6,016	(3,376)
S&P 500 Index	4,480.00	04/30/2024	4	1,792,000	940	3,204	(2,264)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED INDEX OPTIONS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
S&P 500 Index	$4,690.00	04/30/2024	11	$5,159,000	$3,960	$7,711	$(3,751)
S&P 500 Index	4,780.00	04/30/2024	14	6,692,000	6,440	7,434	(994)

			37	$17,363,000	$13,980	$24,365	$(10,385)

Total purchased option contracts			4,937	$26,336,000	$470,140	$912,555	$(442,415)

Written option contracts
Puts
S&P 500 Index	5,085.00	04/30/2024	(4)	(2,034,000)	(7,340)	(26,836)	19,496
S&P 500 Index	5,185.00	04/30/2024	(8)	(4,148,000)	(28,400)	(60,024)	31,624
S&P 500 Index	5,180.00	04/30/2024	(11)	(5,698,000)	(37,730)	(76,938)	39,208

Total written option contracts			(23)	(11,880,000)	$(73,470)	$(163,798)	$90,328

TOTAL			4,914	$14,456,000	$396,670	$748,757	$(352,087)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contract
Puts
S&P 500 Index	$5,205.000	04/30/2024	(14)	$(7,287,000)	$(56,980)	$(74,073)	$17,093

Total written option contract			(14)	$(7,287,000)	$(56,980)	$(74,073)	$17,093

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesia Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
CDX.NA.HY Ind 41	— CDX North America High Yield Index 41
CDX.NA.HY Ind 42	— CDX North America High Yield Index 42
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEB 41	— iTraxx Europe Index 41
ICE CD ITXEX	— iTraxx Europe Crossover Index
ICE CD ITXEX 41	— iTraxx Europe Crossover Index 41
SONIA	— Sterling Overnight Index Average

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2024 (Unaudited)

Shares	Dividend Rate			Value

Investment Company(a) – 17.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
70,443,051	5.211%			$ 70,443,051
(Cost $70,443,051)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(b) – 86.0%
U.S. Treasury Obligations – 86.0%
U.S. Treasury Bills
$35,000,000	0.000%		04/04/24	$ 34,984,686
11,400,000	0.000	(c)	04/09/24	11,386,716
13,000,000	0.000		04/11/24	12,981,138
12,000,000	0.000		05/21/24	11,912,471
87,000,000	0.000		05/23/24	86,342,719
113,200,000	0.000		05/30/24	112,224,499
2,000,000	0.000		06/06/24	1,980,887
48,000,000	0.000		06/11/24	47,508,773
32,200,000	0.000	(c)	07/09/24	31,740,564

TOTAL SHORT-TERM INVESTMENTS (Cost $351,077,871)				$351,062,453

TOTAL INVESTMENTS – 103.3% (Cost $421,520,922)				$421,505,504

OTHER ASSETS IN EXCESS OF LIABILITIES – (3.3)%				(13,339,587)

NET ASSETS – 100.0%				$408,165,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	458	04/30/24	$39,846,000	$391,797
Cocoa	24	12/13/24	1,807,920	31,250
Copper	35	05/29/24	3,506,125	244,870
Corn	59	07/12/24	1,340,775	2,052
Gasoline RBOB	14	04/30/24	1,599,713	(10,826)
Gold	157	06/26/24	35,142,880	923,489
KC HRW Wheat	300	05/14/24	8,778,750	(94,061)
Lean Hogs	36	06/14/24	1,460,880	96,746
LME Lead	56	06/17/24	2,873,528	10,079
LME PRI	32	06/17/24	1,867,712	66,236
LME Zinc	287	06/17/24	17,472,345	(831,588)
Low Sulphur Gas Oil	171	04/11/24	13,970,700	(99,150)
Natural Gas	673	04/26/24	11,864,990	(543,818)
Nickel	111	06/17/24	11,149,053	169,860
NY Harbor ULSD	24	04/30/24	2,643,682	(121,031)
Platinum	45	07/29/24	2,072,475	20,295
Silver	163	05/29/24	20,306,540	1,426,210
Soybean	11	07/12/24	662,888	7,395
Soybean	365	05/14/24	12,326,050	(60,392)
Soybean Oil	431	05/14/24	12,399,870	282,850
Wheat	123	05/14/24	3,445,538	(230,027)

Total				$1,682,236

Short position contracts:
Cocoa	(312)	09/13/24	(26,825,760)	(8,788,288)
Cocoa	(24)	07/16/24	(2,233,440)	(29,775)
Coffee	(2)	09/18/24	(140,700)	(3,305)
Corn	(285)	09/13/24	(6,619,125)	(205,293)
Cotton No.2	(334)	12/06/24	(14,026,330)	(122,056)
FCOJ-A	(19)	07/11/24	(1,024,148)	(68,264)
FCOJ-A	(37)	05/10/24	(2,016,038)	(134,108)
FCOJ-A	(12)	09/10/24	(640,170)	(16,990)
Gasoline RBOB	(87)	07/31/24	(9,465,322)	(531,654)
Live Cattle	(9)	06/28/24	(648,900)	(31,862)
Live Cattle	(164)	08/30/24	(11,689,920)	278,573
Live Cattle	(38)	12/31/24	(2,822,260)	66,019
LME Lead	(25)	06/17/24	(1,282,825)	24,915
LME PRI	(89)	06/17/24	(5,194,574)	(227,468)
LME Zinc	(98)	06/17/24	(5,966,167)	194,156
Natural Gas	(438)	07/29/24	(10,695,960)	583,175
Nickel	(43)	06/17/24	(4,319,003)	335,082
NY Harbor ULSD	(103)	07/31/24	(11,325,035)	(280,596)
Robusta Coffee	(377)	07/25/24	(12,802,920)	(744,424)
Soybean	(44)	11/14/24	(2,609,750)	(101,486)
Soybean Oil	(1)	05/14/24	(59,575)	222
Sugar 11	(148)	04/30/24	(3,732,915)	45,375
WTI Crude	(737)	07/22/24	(59,615,930)	(3,514,454)

Total				$(13,272,506)

TOTAL FUTURES CONTRACTS				$(11,590,270)

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2024, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate+0.24%	Citibank NA	01/31/25	$74,745	$(45,428)
CRB Future Index	1 mo. U.S. Treasury Bill Rate+0.21	Citibank NA	01/31/25	48,334	(29,215)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate+0.25	Merrill Lynch International Bank Ltd.	01/31/25	36,876	(22,453)
CRB Future Index	1 mo. U.S. Treasury Bill Rate+0.21	Merrill Lynch International Bank Ltd.	01/31/25	51,452	(31,100)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate+0.25	UBS AG (London)	01/31/25	184,090	(112,091)

TOTAL					$(240,287)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

Currency Abbreviations:
USD	— U.S. Dollar

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the valuation procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the valuation procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are generally made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2024:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$262,901	$30,517,566	$—
Australia and Oceania	683,795	—	—
Europe	35,115,988	130,363,958	—
North America	1,051,426,975	210,561	—
Fixed Income
U.S. Treasury Obligations	97,871,939	—	—
Preferred Stocks	—	1,284,515	—
Exchange Traded Funds	876,524,264	—	—
Investment Company	1,970,705,161	—	—

Total	$4,032,591,023	$162,376,600	$—

Derivative Type

Assets
Exchange Traded Index Options	$470,140	$—	$—
Forward Foreign Currency Exchange Contracts(b)	—	3,343,666	—
Futures Contracts(b)	12,631,232	—	—
Credit Default Swap Contracts(b)	—	92,825	—
Total Return Swap Contracts(b)	—	2,424,037	—

Total	$13,101,372	$5,860,528	$—

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ABSOLUTE RETURN TRACKER (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(147,498)	$—
Futures Contracts(b)	(4,519,499)	—	—
Credit Default Swap Contracts(b)	—	(136,413)	—
Total Return Swap Contracts(b)	—	(10,655,571)	—
Written Option Contracts	(130,450)	—	—

Total	$(4,649,949)	$(10,939,482)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$70,443,051	$—	$—
Short-term Investments	351,062,453	—	—

Total	$421,505,504	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$5,200,646	$—	$—

Liabilities(b)
Futures Contracts	$(16,790,916)	$—	$—
Total Return Swap Contracts	—	(240,287)	—

Total	$(16,790,916)	$(240,287)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Tax Risk — The Funds seek to gain exposure to the commodity markets through investments in the Subsidiaries. The tax treatment of the Funds’ investments in the Subsidiaries could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Funds may fail to qualify as regulated investment companies (“RIC”) under Subchapter M of the Code if over 10% of their gross income was derived from these investments. If the Funds failed to qualify as RICs, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.